Three Bryant Park

1095 Avenue of the Americas

New York, NY 10036-6797

+1 212 698 3500 Main

+1 212 698 3599 Fax

www.dechert.com

M. ABEL ARAYA

abel.araya@dechert.com

+1 212 649 8788 Direct

+1 212 698 3599 Fax

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 946 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Tactical Tilt Overlay Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fees are required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.649.8788.

Sincerely,

/s/ M. Abel Araya
M. Abel Araya